Provisions for Product Warranty (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Product Warranty

	As of December 31,
	2022	2021
Provisions for product warranty	$8,050	$15,630

Current	$4,812	$6,480
Non-current	3,238	9,150
	$8,050	$15,630
Movements of provisions for product warranty for the years ended December 31, 2022, 2021 and 2020 were as follows:

	For the Year Ended December 31,
	2022	2021	2020
Balance as of January 1	$15,630	$17,562	$21,321
Additional provisions recognized in profit or loss	4,240	5,642	5,260
Unused provisions reversed in profit or loss	(4,449)	—	—
Provisions used	(5,884)	(7,811)	(10,200)
Exchange differences on translation	(1,487)	237	1,181
Balance as of December 31	$8,050	$15,630	$17,562